Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other revenue information
Revenues	€ 41,353	€ 40,366	€ 28,360
Point in time
Other revenue information
Revenues	0	490	9,180
Over time
Other revenue information
Revenues	41,353	39,876	19,180
Collaboration
Other revenue information
Revenues	41,198	39,301	27,755
Service
Other revenue information
Revenues	€ 155	€ 1,065	€ 605